Label	Element	Value
Risk Return Summary [Abstract]	gmost_RiskReturnSummaryAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2017